Leases (Tables)	6 Months Ended
Dec. 31, 2020
Leases [Abstract]
Schedule of Right-of-Use Asset and Lease Liability	The right-of-use assets and lease liabilities were as follows as of December 31, 2020:

(in thousands)	Balance Sheet Classification	Amount
Assets
Operating leases	Operating lease right-of-use assets	$29,182
Finance leases	Property and equipment - net	101
Total lease right-of-use assets		29,283

Liabilities
Current
Operating leases	Operating lease liabilities - current	5,093
Finance leases	Other current liabilities	122
Non-current
Operating leases	Operating lease liabilities	36,958
Finance leases	Other liabilities	33
Total lease liabilities		$42,206

Schedule of Lease Costs and Supplemental Information	The components of lease costs were as follows for the periods presented:

(in thousands)	Three Months Ended December 31, 2020	Six Months Ended December 31, 2020
Finance lease costs(1)	$58	$125
Operating lease costs(2)	1,952	3,879
Short-term lease costs	58	125
Variable lease costs(3)	449	714
Sublease income	(170)	(235)
Total net lease costs	$2,347	$4,608
__________________
(1)Primarily consists of amortization of finance lease right-of-use assets and an immaterial amount of interest on finance lease liabilities recorded in operating costs and expenses and interest expense, net in the condensed consolidated statements of comprehensive income.
(2)Recorded in operating costs and expenses in the condensed consolidated statements of comprehensive income.
(3)Variable lease costs not included in the measurement of the lease liability or right-of-use asset as they are not based on an index or rate. Primarily represents common area maintenance charges and real estate taxes recorded in operating costs and expenses in the condensed consolidated statements of comprehensive income.
Supplemental Information—Supplemental information related to leases was as follows as of and for the six months ended December 31, 2020:

(in thousands)	Operating Leases	Finance leases	Total
Cash paid for amounts included in measurement of liabilities:
Operating cash flows from leases	$2,705	$5	$2,710
Financing cash flows from leases	—	129	129
Right-of-use assets obtained in exchange for new lease liabilities	$1,495	$—	$1,495

	Operating Leases	Finance leases
Weighted-average remaining lease term (in years)	7.31	1.04
Weighted-average discount rate	9.64%	4.63%

Schedule of Maturity of Operating Lease Liabilities	As of December 31, 2020, remaining maturities of lease liabilities for each of the next five fiscal years and thereafter are as follows:

(in thousands)	Operating leases	Finance leases	Total
Remainder of 2021	$4,485	$93	$4,578
2022	8,493	59	8,552
2023	7,936	5	7,941
2024	8,298	—	8,298
2025	8,294	—	8,294
2026	5,997	—	5,997
Thereafter	15,066	—	15,066
Total undiscounted lease payments	58,569	157	58,726
Less: interest	16,518	2	16,520
Present value of lease liabilities	$42,051	$155	$42,206

Schedule of Maturity of Finance Lease Liabilities	As of December 31, 2020, remaining maturities of lease liabilities for each of the next five fiscal years and thereafter are as follows:

(in thousands)	Operating leases	Finance leases	Total
Remainder of 2021	$4,485	$93	$4,578
2022	8,493	59	8,552
2023	7,936	5	7,941
2024	8,298	—	8,298
2025	8,294	—	8,294
2026	5,997	—	5,997
Thereafter	15,066	—	15,066
Total undiscounted lease payments	58,569	157	58,726
Less: interest	16,518	2	16,520
Present value of lease liabilities	$42,051	$155	$42,206

Schedule of Future Minimum Rental Payments for Operating Leases
The following table summarizes the future annual minimum lease obligations under non-cancelable operating leases at June 30, 2020, under the previous lease accounting standard ASC 840, Leases (in thousands):

2021	$8,781
2022	8,497
2023	7,991
2024	8,353
2025	8,306
Thereafter	21,262
Total minimum lease payments	$63,190
As of June 30, 2020, future annual minimum lease obligations under noncancelable operating leases are as follows (in thousands):

2021	$8,781
2022	8,497
2023	7,991
2024	8,353
2025	8,306
Thereafter	21,262
Total minimum lease payments	$63,190